GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Non-compete agreements	$ 2,917	$ 1,340
Customer relationships	9,480	9,480
Licensing agreements	4,589	4,589
Patents	3,464	3,393
Total	20,450	18,802
Accumulated Amortization	(13,971)	(11,561)
Amortization of intangibles	2,410	2,473	2,918
Indefinite-lived intangible assets	2,340	2,340
Goodwill [Roll Forward]
Goodwill, Beginning Balance	160,146	159,316
Goodwill, Acquisitions	22,916	1,160
Goodwill, Other		(330)
Goodwill, Ending Balance	183,062	160,146	159,316
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	2,270
2016	1,265
2017	1,108
2018	845
2019	586
Thereafter	405
Total	6,479	7,241
Non-compete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(1,019)	(514)
Non-compete Agreements [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Non-compete Agreements [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(8,027)	(6,832)
Customer Relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Customer Relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Licensing Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(2,065)	(1,606)
Estimated useful lives of intangible assets	10 years
Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(2,860)	(2,609)
Eastern [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	66,579	66,579
Goodwill, Acquisitions	0	0
Goodwill, Other		0
Goodwill, Ending Balance	66,579	66,579
Western [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	62,176	61,346
Goodwill, Acquisitions	22,916	1,160
Goodwill, Other		(330)
Goodwill, Ending Balance	85,092	62,176
Site-Built [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	21,720	21,720
Goodwill, Acquisitions	0	0
Goodwill, Other		0
Goodwill, Ending Balance	21,720	21,720
All Other [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	9,671	9,671
Goodwill, Acquisitions	0	0
Goodwill, Other		0
Goodwill, Ending Balance	$ 9,671	$ 9,671